Commodities Strategy Fund Expense Example, No Redemption - Class A and Class C [Member] - Commodities Strategy Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 251
Expense Example, No Redemption, 3 Years	793
Expense Example, No Redemption, 5 Years	1,361
Expense Example, No Redemption, 10 Years	$ 2,907